Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$380,426,174.94	0.8435170	$345,447,660.62	0.7659593	$34,978,514.32
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$604,656,174.94	0.4001086	$569,677,660.62	0.3769629	$34,978,514.32

Weighted Avg. Coupon (WAC)	4.03%		4.04%
Weighted Avg. Remaining Maturity (WARM)	36.71		35.90
Pool Receivables Balance	$642,507,198.08		$607,029,944.80
Remaining Number of Receivables	57,445		56,088

Adjusted Pool Balance	$635,783,371.75		$600,804,857.43

III. COLLECTIONS

Principal:
Principal Collections	$34,330,693.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$483,482.72
Total Principal Collections	$34,814,176.58

Interest:
Interest Collections	$2,186,856.47
Late Fees & Other Charges	$64,740.23
Interest on Repurchase Principal	$-
Total Interest Collections	$2,251,596.70

Collection Account Interest	$275.15
Reserve Account Interest	$66.08
Servicer Advances	$-

Total Collections	$37,066,114.51

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$37,066,114.51
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$44,847,913.71
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$535,422.67	$-	$535,422.67	$535,422.67
Collection Account Interest					$275.15
Late Fees & Other Charges					$64,740.23
Total due to Servicer					$600,438.05

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$168,021.56		$168,021.56
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$259,928.56		$259,928.56	$259,928.56

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$36,127,824.06

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$34,978,514.32

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$34,978,514.32
Class A-4 Notes				$-
Class A Notes Total:		$34,978,514.32		$34,978,514.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$34,978,514.32

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,149,309.74

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,723,826.33
Beginning Period Amount	$6,723,826.33
Current Period Amortization	$498,738.96
Ending Period Required Amount	$6,225,087.37
Ending Period Amount	$6,225,087.37
Next Distribution Date Amount	$5,752,654.80

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.90%	5.18%	5.18%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.38%	55,179	97.72%	$593,176,033.57
30 - 60 Days	1.31%	736	1.84%	$11,169,149.63
61 - 90 Days	0.26%	146	0.38%	$2,278,596.08
91 + Days	0.05%	27	0.07%	$406,165.52
		56,088		$607,029,944.80
Total
Delinquent Receivables 61 + days past due	0.31%	173	0.44%	$2,684,761.60
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	167	0.41%	$2,634,414.55
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	173	0.41%	$2,769,560.68
Three-Month Average Delinquency Ratio	0.30%		0.42%

Repossession in Current Period		46		$714,630.50
Repossession Inventory		156		$410,080.80

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,146,559.42
Recoveries				$(483,482.72)
Net Charge-offs for Current Period				$663,076.70

Beginning Pool Balance for Current Period				$642,507,198.08

Net Loss Ratio				1.24%
Net Loss Ratio for 1st Preceding Collection Period				0.68%
Net Loss Ratio for 2nd Preceding Collection Period				0.56%
Three-Month Average Net Loss Ratio for Current Period				0.83%

Cumulative Net Losses for All Periods				$10,014,245.51
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$3,154,790.85
Number of Extensions				194

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